ACQUISITION (Details Narrative) (USD $)	9 Months Ended		12 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Acquisition of AFI, Jan 18, 2012	Jan. 18, 2012 Acquisition of AFI, Jan 18, 2012
Equity acquired in Aviation Fuel International, Inc.						100.00%
Common shares issued in the acquisition of Aviation Fuel International, Inc.					7,400,000
Note payable issued in the acquisition of Aviation Fuel International, Inc.		$ 28,500	$ 28,500	$ 7,400	$ 1,000,000
Goodwill acquired in the acquisition of Aviation Fuel International, Inc.					$ 2,557,033